GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 27	$ 29	$ 87	$ 85